Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital Commitment [Line Items]
Total capital commitments	€ 17.0	€ 12.1
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	13.6	11.5
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 3.4	€ 0.6